Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Earnings Reinvested in the Business [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Dec. 31, 2009	$ 5,396	$ 85,504	$ 922,963	$ (103,878)	$ (1,290)
Beginning Balance, Shares (in shares) at Dec. 31, 2009				5,182,710
Net earnings			107,144			107,144
Other comprehensive income					(13,340)
Cash dividends paid			(39,013)
Share-based compensation		5,746		(68)
Share-based compensation (in shares)				3,400
Stock options exercised		1,365		11,668
Stock options exercised (in shares)				(582,174)
Nonvested stock issued upon vesting		(4,609)		4,609
Nonvested stock issued upon vesting (in shares)				(229,951)
Benefit plans		184		567
Benefit plans (in shares)				(28,273)
Other		837
Ending Balance at Dec. 31, 2010	5,396	89,027	991,094	(87,102)	(14,630)
Ending Balance, Shares (in shares) at Dec. 31, 2010				4,345,712
Net earnings			120,484			120,484
Other comprehensive income					(24,418)
Cash dividends paid			(41,968)
Share-based compensation		7,819
Stock options exercised		242		2,412
Stock options exercised (in shares)				(120,368)
Nonvested stock issued upon vesting		(3,526)		3,526
Nonvested stock issued upon vesting (in shares)				(175,972)
Benefit plans		148		229
Benefit plans (in shares)				(11,361)
Other		477
Ending Balance at Dec. 31, 2011	5,396	94,187	1,069,610	(80,935)	(39,048)	1,049,210
Ending Balance, Shares (in shares) at Dec. 31, 2011				4,038,011
Net earnings			123,908			123,908
Other comprehensive income					34,463
Cash dividends paid			(43,426)
Share-based compensation		10,086
Stock options exercised		52		1,438
Stock options exercised (in shares)				(66,579)
Nonvested stock issued upon vesting		(6,999)		6,999
Nonvested stock issued upon vesting (in shares)				(313,812)
Benefit plans		388		480
Benefit plans (in shares)				(22,925)
Purchase of treasury stock				(23,154)
Stock Repurchased During Period, Shares				626,251
Other		539		(86)
Other (in shares)				3,875
Ending Balance at Dec. 31, 2012	$ 5,396	$ 98,253	$ 1,150,092	$ (95,258)	$ (4,585)	$ 1,153,898
Ending Balance, Shares (in shares) at Dec. 31, 2012				4,264,821